Commitments and contingencies - Minimum purchase contract commitment (Details) - Take-or-pay purchase contracts $ in Thousands	Dec. 31, 2018 USD ($)
2019
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 456,804
2020
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	369,401
2021
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	371,345
2022
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	340,595
2023
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	319,509
Thereafter
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 1,502,356